INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of Income (loss) before provision for income taxes [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Canadian	(2,371,971)	(2,758,921)
United States	3,750,761	3,153,842
Income before income taxes	1,378,790	394,921

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax under ASU 2023-09 [Table Text Block]
	Amount	Percentage
	$	%
Canada Income tax expense (recovery) at statutory rate	372,273	27.00
Non-deductible expenditures and non-taxable revenues - USA	-	0.00
IRC section 280E disallowance	63,930	4.64

Foreign – USA
Change in foreign exchange rates, and others	(61,077)	(4.43)
Non-deductible expenditures and non-taxable revenues	2,668	0.19
Uncertain tax position, inclusive of interest and penalties	2,230,679	161.79
Change in valuation allowance	(271,712)	(19.71)
Payable adjustment to provision	1,727,458	125.29
State tax(1)	(150)	(0.01)
Change in valuation allowance	302,212	21.92
Deferred adjustment to provision versus statutory tax returns	248,147	18.00
Total income tax expense for continuing operations	4,614,428	334.67

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Net income from continuing operations before income tax expense	1,378,790	394,921
Statutory rate	27%	27%

Income tax expense (recovery) at statutory rate	147,228	(82,602)
IRC section 280E disallowance	66,598	230,890
Foreign tax rate differential	(150)	606
Change in foreign exchange rates and other	26,143	145,186
Uncertain tax position, inclusive of interest and penalties	2,230,679	3,630,467
Change in valuation allowance	30,500	413,213
Payable adjustment to provision versus statutory tax returns	1,727,458	(146,592)
Deferred adjustment to provision versus statutory tax returns	385,972	(39,518)
Total income tax expense for continuing operations	4,614,428	4,151,650

Schedule of components of the income tax provision [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Current
Canadian	-	-
US Federal and State	4,893,573	4,054,018
Total current income tax expense	4,893,573	4,054,018

Deferred
Canadian	-	-
US Federal and State	(279,145)	97,632
Total deferred income tax expense (recovery)	(279,145)	97,632

Total income tax expense for continuing operations	4,614,428	4,151,650

Schedule of summary of significant components of the deferred tax assets [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Deferred tax assets
Share issuance costs and financing fees	8,560	-
Allowable capital losses	83,738	127,977
Non-capital losses	5,978,900	5,623,310
Intangible assets	76,383	83,871
Goodwill	-	749
Lease liabilities	900,674	831,988
Derivative liability	-	7,513
Property and equipment	2,675	2,688
ARO and other	-	3
Total deferred tax assets	7,050,930	6,678,099
Valuation allowance	(6,142,009)	(5,839,472)
Total net deferred tax assets	908,921	838,627

Deferred tax liabilities
Right-of-use assets	(796,242)	(873,444)
Total deferred tax liabilities	(796,242)	(873,444)
Net deferred tax asset (liability)	112,679	(34,817)

Schedule of aggregate change in the balance of gross unrecognized tax benefits [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Beginning balance	10,170,044	(94,883)
Increase due to tax positions taken during current year	2,192,714	2,482,136
Decrease in balance as a result of lapse of the applicable statute of limitations	-	-
Increase in balance due to tax positions taken during prior years	71,158	7,687,908
Decrease in balance due to tax positions taken during prior years	75,360	94,883
Ending balance	12,509,276	10,170,044

Schedule of income tax paid in cash [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Federal	2,500,000	1,500,000
Oregon	-	-
Canada	-	-
Total	2,500,000	1,500,000